Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands																								1 Months Ended																					12 Months Ended
	Feb. 14, 2023 $ / shares shares	Sep. 26, 2022 CNY (¥) shares	Sep. 26, 2022 USD ($) shares	Sep. 02, 2022 CNY (¥) shares	Sep. 02, 2022 USD ($) $ / shares shares	Jun. 10, 2022 CNY (¥) shares	Jun. 10, 2022 USD ($) shares	Mar. 30, 2022 CNY (¥)	Mar. 30, 2022 USD ($)	Mar. 16, 2022 CNY (¥)	Mar. 16, 2022 USD ($) $ / shares shares	Mar. 15, 2022 USD ($)	Dec. 10, 2021 CNY (¥)	Nov. 15, 2021 CNY (¥)	Sep. 27, 2021 USD ($) shares	Jul. 22, 2021 USD ($)	Jun. 22, 2021 CNY (¥)	May 31, 2021 USD ($)	May 12, 2021 CNY (¥)	Feb. 05, 2021 USD ($)	Feb. 05, 2021 $ / shares	Aug. 07, 2020 shares	Jan. 30, 2020 $ / shares shares	Aug. 31, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares shares	May 27, 2022 CNY (¥)	May 27, 2022 USD ($) $ / shares shares	Apr. 27, 2022 CNY (¥) $ / shares shares	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($) $ / shares shares	Sep. 22, 2021 CNY (¥) shares	Sep. 22, 2021 USD ($) shares	Jul. 28, 2021 shares	Jul. 23, 2021 shares	Jun. 21, 2021 CNY (¥) shares	Mar. 16, 2021 shares	Feb. 21, 2021 CNY (¥) shares	Feb. 21, 2021 USD ($) $ / shares shares	Feb. 20, 2021 $ / shares shares	Feb. 17, 2021 CNY (¥) shares	Feb. 17, 2021 USD ($) shares	Jul. 30, 2020 shares	Jul. 28, 2020 CNY (¥) shares	Oct. 29, 2019 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Jun. 01, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 16, 2022 shares	Sep. 02, 2022 USD ($) $ / shares	Aug. 31, 2022 USD ($)	May 30, 2022 shares	Apr. 27, 2022 USD ($) shares	Mar. 29, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 10, 2021 $ / shares shares	Nov. 15, 2021 $ / shares shares	Jun. 22, 2021 $ / shares shares	May 12, 2021 $ / shares shares	Mar. 22, 2021 shares	Feb. 18, 2021 shares
Shareholders' Equity (Details) [Line Items]
Number of shares authorized																																												150,000,000
Ordinary shares, shares issued																															106,395	106,395
Shares Offred																							1,333,360
Price per share (in Dollars per share) | $ / shares																							$ 12																											$ 0.75		$ 0.1
Net proceeds																																													¥ 35,200	$ 5,395,000
Offering expenses																																													75,460					$ 11,565,000
Convertible loan																$ 15,000		$ 15,000		$ 15,000																				¥ 1,689	$ 5,120
Shares issued											4,842,197																			4,842,197					563,800
Conversion loan (in Yuan Renminbi)																$ 1,000		$ 1,000		$ 1,000															¥ 12,745
Convertible debentures										¥ 15	$ 2,000		¥ 1
Convertible note																												¥ 5,502																											$ 839,000
Service agreement																																											70,000
Fair value						¥ 359	$ 54,000																																				¥ 2,706
Service agreement pay (in Dollars) | $																																																	$ 50,000
fair market value															$ 3,490									¥ 1,341																					2					$ 0			$ 195,000
Share-based compensation (in Dollars)															$ 5,694,000																														¥ 14,924	2,164,000	¥ 34,167	¥ 17,762
Convertible debt																													8,807,270	8,807,270
Purchased shares				5,000,000	5,000,000																																		152,100
Gross proceeds																																					¥ 12,000	$ 1,883,000
Price per share (in Dollars per share) | $ / shares																											$ 0.3
Gross proceeds		¥ 26,410	$ 3,660,000	¥ 3,613	$ 500,000
Purchase of shares																															250,000	250,000
Purchase price																															¥ 6,105	$ 945,000														$ 5,805,000
Net amount																															2,395	376,000
Exercise price (in Dollars per share) | $ / shares																																														$ 0.00001
Investment amount																										¥ 20,094	$ 3,000,000
Trading percentage																										80.00%	80.00%
Purchase of aggregate shares																																													1,200,000					1,200,000
Total consideration | $																																																		$ 1,507,000
Warrants exercisable term				2 years	2 years
Warrant outstanding																																													9,226,135	9,226,135
Warrant outstanding																																													9,226,135					9,226,135
Issued private placement warrants																																													40,000	40,000
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																																																		$ 1.2
Purchase of aggregate shares																																													750,000					750,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized	150,000,000
Prices, Per share (in Dollars per share) | $ / shares																					$ 3.52
Convertible debentures price, per share (in Dollars per share) | $ / shares																																																										$ 1.09
Conversion prices ranging (in Dollars per share) | $ / shares																												¥ 0.16		$ 0.34
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized	2,430,000,000
Prices, Per share (in Dollars per share) | $ / shares																					$ 3.55
Convertible debentures price, per share (in Dollars per share) | $ / shares																																																										$ 2.16
Conversion prices ranging (in Dollars per share) | $ / shares																												¥ 0.33
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Investing amount				¥ 3,613																																																$ 500,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized																																													2,400,000,000					2,400,000,000							2,400,000,000
Ordinary shares	2,400,000,000																																											120,000,000
Par value (in Dollars per share) | $ / shares	$ 0.01																																											$ 0.01						$ 0.01							$ 0.01
Ordinary shares, shares issued																																													79,536,589					79,536,589							16,604,402
Ordinary shares, shares outstanding																									79,536,589																				67,044,306					67,044,306							16,604,402
Price per share (in Dollars per share) | $ / shares																																																		$ 0.4
Number of shares issued upon conversion of loan																																								54,642	54,642
Shares issued																												3,232,397									387,597	387,597										35,000							3,232,397			114,234
Convertible debentures												$ 3,014,000																	¥ 22,237	$ 3,509,000
Share issued		36,729,613	36,729,613																																										33,171,421					33,171,421	140,000												35,000
Company issued						187,094	187,094
Ordinary shares granted																								140,000
Company deposited																						257,000							6,000,000	6,000,000			4,230	1,625,893		2,000,000						243,000
Potential convertible loan conversion																									1,322,853
Purchased shares				5,000,000	5,000,000
Share price (in Dollars per share) | $ / shares																																						$ 4.8	$ 4.56
Finder’s fee																																																														19,174
Price per share (in Dollars per share) | $ / shares																																																				$ 0.1
Purchase price																																													¥ 40,038	$ 5,805,000
Warrants purchase																																													2,475,000	2,475,000
Purchase of aggregate shares																																													3,000,000					3,000,000
Total consideration | ¥																																													¥ 11,003
Exercise price (in Dollars per share) | $ / shares					$ 0.4
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Shares Offred																							1,333,360
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized																																													30,000,000					30,000,000							30,000,000
Ordinary shares	30,000,000																																											30,000,000
Par value (in Dollars per share) | $ / shares	$ 0.01																																											$ 0.01						$ 0.01							$ 0.01
Ordinary shares, shares issued																																													3,573,100					3,573,100							2,773,100
Ordinary shares, shares outstanding																									3,573,100																				3,573,100					3,573,100							2,773,100
Share issued																																																									90,000
Investor [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Net proceeds | ¥														¥ 13,528
Share issued											1,235,788																6,229,235			1,235,788																								6,263,048		654,622			1,132,111	425,532	238,095
Finder’s fee																																																												21,276
Price per share (in Dollars per share) | $ / shares											$ 0.2563																			$ 0.2563																				$ 0.2563						$ 0.35			$ 2.22	$ 3.76	$ 4.2
Gross proceeds								¥ 1,500	$ 232,000					¥ 16,041			¥ 10,353		¥ 6,470
Warrants purchase																																													4,226,135	4,226,135
Total gross proceeds																																													¥ 9,395	$ 1,400,000
Dr Yu’s [Member]
Shareholders' Equity (Details) [Line Items]
Purchase price																															¥ 8,500	$ 1,334,000
Dr Yu’s [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Share issued																									106,395
Price per share (in Dollars per share) | $ / shares																									$ 3.49
Nine investors [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Share issued																																													12,492,283					12,492,283
Dr. Chris Chang Yu [Member]
Shareholders' Equity (Details) [Line Items]
ordinary shares Issued															252,925